LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Recoverable value-added input tax	$ 2,026	$ 2,203
Prepayment for mining machines		21,326
Prepayment for data center materials		3,974
Others	23	59
Long-term prepayments and other non-current assets	$ 2,049	$ 27,562